FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operative working capital - negative
Trade receivables	$ 799,188	$ 389,375
Other receivables (not considering financial DFI)	159,801	58,875
Inventories	79,530	79,513
Current liabilities (not considering borrowings)	(2,221,756)	(1,165,088)
Negative operative working capital	$ (1,183,237)	$ (637,325)
Over revenues	14.20%	11.70%
Variations in operative working capital - negative
Variation in trade receivables	$ 409,813
Variation in other receivables (without DFI)	100,926
Variation in inventories	17
Variation in current liabilities (not considering financial debt)	(1,056,668)
Variation in operative working capital	(545,912)
Net current financial asset (debt)
Cash and cash equivalents	469,050	$ 418,745	$ 457,698	$ 357,294
Other receivables - DFI	168
Investments	323,064	44,179
Current borrowings	(1,616,544)	(1,411,178)
Net Current financial (liability) asset	(824,262)	(948,254)
Assets classified as held for sale	3,011	2,322
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	50,305
Variation in other receivables - DFI	(168)
Variation in investments	278,885
Variation in current financial debt	(205,366)
Variation in net Current financial (liability) asset	123,992
Variation in assets classified as held for sale	689
Negative operating working capital (current assets - current liabilities)	(2,004,488)	$ (1,583,257)
Variation in negative operating working capital (current assets - current liabilities)	$ (421,231)
Liquidity rate	0.48	0.39
Variation in liquidity rate	0.08